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                      [GRAPHIC]

                       FORTIS
                   SECURITIES, INC.
                  Semi-Annual Report
                   January 31, 1996

FORTIS SECURITIES, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS                                       2

STATEMENTS OF ASSETS AND LIABILITIES                           8

STATEMENTS OF OPERATIONS                                       9

STATEMENTS OF CHANGES IN NET ASSETS                           10

NOTES TO FINANCIAL STATEMENTS                                 11

BOARD OF DIRECTORS AND OFFICERS                               13

HIGHLIGHTS

                                                       FORTIS
                                                     SECURITIES
                                                        INC.
                                                    ------------
January 31, 1996:
TOTAL NET ASSETS..................................  $117,485,151
MARKET PRICE PER SHARE............................  $      8.750
SHARES OUTSTANDING................................  $ 12,614,077

For the six-month period ended January 31, 1995:

NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $       9.18
  End of period...................................  $       9.31

DISTRIBUTION FROM NET INVESTMENT INCOME:
  TOTAL DIVIDENDS PAID............................  $  5,109,202

  DIVIDENDS PER SHARE.............................  $        .41

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS
CONVENIENT ACCESS TO A BROAD RANGE OF SECURITIES

Fortis Bond Funds
  FORTIS MONEY FUND
  FORTIS U.S. GOVERNMENT SECURITIES FUND
  FORTIS TAX-FREE MINNESOTA PORTFOLIO
  FORTIS TAX-FREE NATIONAL PORTFOLIO
  FORTIS TAX-FREE NEW YORK PORTFOLIO
  FORTIS HIGH YIELD PORTFOLIO

Fortis Stock Funds
  FORTIS ASSET ALLOCATION PORTFOLIO
  FORTIS VALUE FUND
  FORTIS GROWTH AND INCOME FUND
  FORTIS CAPITAL FUND
  FORTIS FIDUCIARY FUND
  FORTIS GROWTH FUND
  FORTIS CAPITAL APPRECIATION PORTFOLIO
  FORTIS GLOBAL GROWTH PORTFOLIO

FIXED AND VARIABLE ANNUITIES
TAX-DEFERRED INVESTING

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
  FIXED ACCOUNT
  MONEY MARKET
  U.S. GOVERNMENT SECURITIES
  DIVERSIFIED INCOME
  GLOBAL BOND
  HIGH YIELD
  ASSET ALLOCATION
  GLOBAL ASSET ALLOCATION
  GROWTH & INCOME
  GLOBAL GROWTH
  GROWTH STOCK
  INTERNATIONAL STOCK
  AGGRESSIVE GROWTH

Fortune Fixed Annuities
  SINGLE PREMIUM ANNUITY
  FLEXIBLE PREMIUM ANNUITY

Income Annuities
  GUARANTEED FOR LIFE
  GUARANTEED FOR A SPECIFIED PERIOD

VARIABLE UNIVERSAL LIFE
INSURANCE PROTECTION AND TAX-DEFERRED INVESTMENT OPPORTUNITY

Wall Street Series VUL 100, 220 & 500
Harmony
  FIXED ACCOUNT
  MONEY MARKET
  U.S. GOVERNMENT SECURITIES
  DIVERSIFIED INCOME
  GLOBAL BOND
  HIGH YIELD
  ASSET ALLOCATION
  GLOBAL ASSET ALLOCATION
  GROWTH & INCOME
  GROWTH STOCK
  GLOBAL GROWTH
  INTERNATIONAL STOCK
  AGGRESSIVE GROWTH

Adaptable Life
Universal Life

[FORTIS LOGO
THE FORTIS FINANCIAL GROUP manages and
distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY and TIME INSURANCE COMPANY.

FORTIS SECURITIES, INC.

DEAR SHAREHOLDER,

We are pleased to present the Fortis Securities, Inc., semi-annual report for the period ended January 31, 1996.

ECONOMIC REVIEW AND
INVESTMENT STRATEGIES

Over the past six months, fixed income markets performed well. During this period, longer-term rates declined about 1 percent. The rally in bond prices has been caused by signs of an economic slowdown, combined with subdued inflation. The Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short-term rates in July, December and, most recently, the first of February.

The consumer is showing some signs of spending fatigue, as indicated by reports from major retailers of poor holiday results, after generally small gains all year. In addition, job growth has been limited, jobless claims have drifted higher, help wanted advertising has declined and, in general, people feel the job market is tight.

These developments point to the likelihood that economic expansion will continue, but will probably lose rather than gain momentum as we move into the first half of 1996. In this environment, with inflation stable or decreasing, it is likely that monetary policy will be more accommodating: perhaps lowering the federal funds' rate again later in the first or second quarter of 1996. Meanwhile, near term economic activity will be only nominally impacted by the outcome of the current budget compromise effort.

In our view, this economic background has been and continues to be extremely favorable for fixed income markets. As long as productivity continues to rise and labor cost increases remain minor, inflation should stay below 3 percent.

PORTFOLIO REVIEW

The primary objective of this fund is to maximize current income while maintaining a competitive total return through a combination of coupon income and price appreciation. With this objective in mind, and our anticipation of lower rates, we have reduced our exposure to prepayment risk during this period and used the proceeds to lock in more secure returns.

This process resulted in a decrease of 9.3 percent in government and mortgage-backed securities and an increase of nearly 10 percent in investment grade corporates. The portfolio has benefited from this strategy since investment grade corporate securities outperformed other sectors in 1995.

Throughout this period, we maintained our exposure to high yield at close to the maximum allowable of 25 percent of assets. However, we have upgraded quality, improved liquidity and maintained a high degree of diversification. At the end of this reporting period, we had 60 separate high yield holdings vs. 56 holdings at the end of July 1995.

During this period, we have maintained a portfolio duration of approximately five years.

Thank you for your investment in the Fortis Securities.

Sincerely,

         [SIG]
Dean C. Kopperud
President

          [SIG]
Howard G. Hudson
Vice President

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 CORPORATE BONDS - NON-INVESTMENT
               GRADE                        24.3%
Common Stock                                         0.1%
Corporate Bonds - Investment Grade                  24.9%
FNMAs                                               13.1%
GNMAs                                               11.1%
Asset Backed Securities                             12.2%
FHLMCs                                               8.5%
U.S. Treasury Securities                             4.7%
Receivables/Cash Equivalents                         1.1%

TOP TEN HOLDINGS AS OF 1/31/96

                                                         Percent of
Bonds                                                    net Assets
-------------------------------------------------------------------
 1.  GNMA (7.50%) 2022                                        4.2%
 2.  U.S. Treasury Note
     (9.375%) 1996                                            2.8%
 3.  Green Tree Financial Corp.
     (7.65%) 2019                                             2.8%
 4.  DLJ Mortgage Acceptance Corp.
     (8.50%) 2001                                             2.7%
 5.  Oakwood Mtg Investors, Inc.
     (7.10%) 2020                                             2.7%
 6.  FNMA (7.50%) 2024                                        2.4%
 7.  NationsBank Corp.
     (7.75%) 2015                                             2.3%
 8.  GNMA (9.50%) 2019                                        2.3%
 9.  FHLMC (9.50%) 2016                                       2.1%
10.  FNMA (8.00%) 2024                                        2.1%

FORTIS SECURITIES, INC.
Schedule of Investments
(Unaudited)
January 31, 1996

COMMON STOCKS-0.04%

--------------------------------------------------------------------------------
                                                                                  Market
                                                                                  Value
Shares                                                                Cost (b)     (c)
------                                                                ---------  --------
        APPAREL-0.00%
 500    Hosiery Corp. of America, Class A (a)(g)....................  $  8,460   $5,000
                                                                      ---------  --------
        CONSUMER GOODS-0.00%
5,800   Drypers Corp. (Warrants) (a)................................    17,400       58
                                                                      ---------  --------
        CONTAINERS AND PACKAGING-0.00%
 500    RXI Holdings, Inc. (Warrants) (a)(g)........................     9,675    2,500
                                                                      ---------  --------
        LEISURE TIME-AMUSEMENTS-0.00%
3,000   Casino Magic Finance Corp. (Warrants) (a)...................     4,500      150
6,000   Hemmeter Enterprises, Inc. (Warrants) (a)...................    24,000       60
                                                                      ---------  --------
                                                                        28,500      210
                                                                      ---------  --------
        MACHINERY-0.01%
 500    MVE, Inc. (Warrants) (a)....................................     3,438   10,000
2,250   Terex Corp. (Rights) (a)....................................     5,625      225
3,000   Terex Corp. (SAR's) (a).....................................     9,408      300
                                                                      ---------  --------
                                                                        18,471   10,525
                                                                      ---------  --------
        RETAIL-GROCERY-0.02%
3,674   Grand Union Co. (a).........................................   198,716   26,636
                                                                      ---------  --------
        RETAIL-MISCELLANEOUS-0.01%
 500    Petro PSC Properties, L.P. (Warrants) (a)...................    18,285   16,000
                                                                      ---------  --------
        TOTAL COMMON STOCKS.........................................  $299,507   $60,929
                                                                      ---------  --------
                                                                      ---------  --------

ASSET BACKED SECURITIES-12.18%

--------------------------------------------------------------------------------
                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
            COMMERCIAL LOANS-0.86%
$1,000,000  Resolution Trust Corp., 7.45% Mtg Pass Thru Certificate Ser
              1995-2 Cl A1C 5-25-2029...................................    AAA         $   994,786   $ 1,017,810
                                                                                        ------------  ------------
            MANUFACTURED HOMES-6.40%
3,000,000   Green Tree Financial Corp., 7.65% Sr Sub Pass Thru
              Certificate Ser 1994-1 Cl A5 4-15-2019....................    Aa2*          2,988,281     3,276,843
1,000,000   Green Tree Financial Corp., 8.35% Sr Sub Pass Thru
              Certificate Ser 1994-7 Cl A4 3-15-2020....................    Aaa*            998,750     1,102,729
2,993,000   Oakwood Mortgage Investors, Inc., 7.10% Ser 1995-A Cl A3
              9-15-2020.................................................    AAA           2,990,194     3,136,598
                                                                                        ------------  ------------
                                                                                          6,977,225     7,516,170
                                                                                        ------------  ------------
            MULTI-FAMILY LOANS-3.64%
3,000,000   DLJ Mtg Acceptance Corp., 8.50% Multifamily Mtg Pass Thru
              Certificate Ser 1994-4 Cl A2 4-18-2001....................    A             3,023,906     3,211,311
1,000,000   DLJ Mtg Acceptance Corp., 8.80% Multifamily Mtg Pass Thru
              Certificate Ser 1993-12 Class B1 9-18-2003................    BBB**           982,500     1,060,006
                                                                                        ------------  ------------
                                                                                          4,006,406     4,271,317
                                                                                        ------------  ------------
            WHOLE LOAN RESIDENTIAL-1.28%
1,478,528   Residential Resources, Inc., 9.50% Ser 14 Cl A 12-1-2018....    AAA           1,515,954     1,499,862
                                                                                        ------------  ------------
            TOTAL ASSET BACKED SECURITIES...............................                $13,494,371   $14,305,159
                                                                                        ------------  ------------
                                                                                        ------------  ------------

CORPORATE BONDS-INVESTMENT GRADE-24.91%

--------------------------------------------------------------------------------
                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
            AUTOMOBILE MANUFACTURERS-1.34%
$1,500,000  General Motors Corp., 7.40% Deb 9-11-2025...................    A-          $ 1,488,072   $ 1,576,327
                                                                                        ------------  ------------

--------------------------------------------------------------------------------

                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
            BANKS-3.61%
$1,500,000  Corp Andina De Formento, 7.10% Yankee Bond 2-1-2003 (d).....    Ba2*        $ 1,499,010   $ 1,508,980
2,500,000   NationsBank Corp., 7.75% Sub Note 8-15-2015.................    A-            2,500,000     2,737,327
                                                                                        ------------  ------------
                                                                                          3,999,010     4,246,307
                                                                                        ------------  ------------
            CHEMICALS-0.89%
1,000,000   Methanex Corp., 7.40% Note 8-15-2002........................    BBB+            995,490     1,047,219
                                                                                        ------------  ------------
            FINANCE COMPANIES-1.49%
1,500,000   Tenneco Credit Corp., 9.625% Note 8-15-2001.................    BBB-          1,585,320     1,749,086
                                                                                        ------------  ------------
            FOREIGN-GOVERNMENT-1.47%
1,500,000   Quebec (Province of), 8.80% 4-15-2003 (d)...................    A+            1,637,670     1,727,114
                                                                                        ------------  ------------
            FOREIGN-GOVERNMENT AGENCIES-1.94%
2,000,000   Hydro-Quebec, 8.05% 7-7-2024 (d)............................    A+            2,198,671     2,283,838
                                                                                        ------------  ------------
            FOREST PRODUCTS-3.49%
2,150,000   Georgia-Pacific Corp., 9.625% Deb 3-15-2022.................    BBB-          2,169,818     2,408,735
1,500,000   Noranda, Inc., 8.625% Deb 7-15-2002.........................    BBB           1,494,960     1,693,884
                                                                                        ------------  ------------
                                                                                          3,664,778     4,102,619
                                                                                        ------------  ------------
            HOTEL AND MOTEL-0.89%
1,000,000   Renaissance Hotel Group Finance Corp., 8.875% 10-1-2005.....    BBB             999,044     1,047,500
                                                                                        ------------  ------------
            HOUSING-1.31%
1,500,000   Pulte Corp, 7.30% 10-24-2005................................    BBB           1,498,750     1,533,350
                                                                                        ------------  ------------
            MEDIA-1.48%
1,500,000   News America Holdings, Inc., 8.875% Sr Note 4-26-2023 (d)...    BBB           1,487,589     1,744,626
                                                                                        ------------  ------------
            MISCELLANEOUS-4.75%
1,330,000   Minneapolis MN Community Development Agency, 11.25% Ltd Tax
              Dev Rev Bond Ser 1990-6B 6-1-2007.........................    BBB+          1,356,875     1,596,948
1,000,000   New York (City of), 10.00% General Obligation Taxable Bond
              Fiscal 1991 Ser D 8-1-2005................................    BBB+            944,626     1,153,706
1,000,000   New York (City of), 9.75% General Obligation Taxable Bond
              Fiscal 1991 Ser D 8-1-1996................................    BBB+            980,180     1,018,697
1,500,000   Telecommunications, Inc., 9.80% Sr Note 2-1-2012............    BBB-          1,658,835     1,798,664
                                                                                        ------------  ------------
                                                                                          4,940,516     5,568,015
                                                                                        ------------  ------------
            OIL-CRUDE PETROLEUM AND GAS-0.90%
1,000,000   Occidental Petroleum Corp., 11.75% Sr Sub Deb 3-15-2011.....    BBB           1,013,663     1,055,281
                                                                                        ------------  ------------
            PAPER-1.35%
1,565,000   Champion Intl., 7.35% 11-1-2025.............................    BBB           1,556,443     1,585,278
                                                                                        ------------  ------------
            TOTAL CORPORATE BONDS - INVESTMENT GRADE....................                $27,065,016   $29,266,560
                                                                                        ------------  ------------
                                                                                        ------------  ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-24.31%

--------------------------------------------------------------------------------
                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
            AEROSPACE AND EQUIPMENT-0.46%
$ 500,000   K & F Industries, Inc., 11.875% Sr Secured Note 12-1-2003...    B+          $   471,250   $   542,500
                                                                                        ------------  ------------
            AIRLINES-0.95%
  500,000   Northwest Airlines Trust No. 2, 13.875% Ser D Sub Aircraft
              Note 6-21-2008............................................    BB+             500,000       616,066
  500,000   U.S. Air, Inc., 10.375% Pass Thru Certificate 3-1-2013......    B+              466,357       494,223
                                                                                        ------------  ------------
                                                                                            966,357     1,110,289
                                                                                        ------------  ------------
            APPAREL-0.46%
  500,000   Hosiery Corp. of America, Inc., 13.75% Sr Sub Note
              8-1-2002..................................................    B-              487,178       540,000
                                                                                        ------------  ------------
            BROADCASTING-1.31%
  500,000   Act III Broadcasting, Inc., 10.25% Sr Sub Note 12-15-2005...    B-              500,000       512,500
  500,000   Argyle Television, Inc., 9.75% Sr Sub Note 11-1-2005........    B-              500,000       502,500

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1996

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
$ 500,000   Paxson Communications Corp., 11.625% Sr Sub Note 10-1-2002
              (g).......................................................    B-          $   494,156   $   523,750
                                                                                        ------------  ------------
                                                                                          1,494,156     1,538,750
                                                                                        ------------  ------------
            CABLE TELEVISION-1.51%
  500,000   Adelphia Communications Corp., 12.50% Sr Note 5-15-2002.....    B               479,173       503,125
  710,452   Falcon Holding Group, L.P., 11.00% Sr Sub Note SerB
              9-15-2003 (Interest is Payable-in kind)...................    NR*             700,492       658,044
1,000,000   Telewest plc, 11.00% Sr Disc Deb 10-1-2007 (Zero coupon
              until 10-1-2000) (d)(e)...................................    BB              607,709       612,500
                                                                                        ------------  ------------
                                                                                          1,787,374     1,773,669
                                                                                        ------------  ------------
            CHEMICALS-0.99%
  750,000   Indspec Chemical Corp., 11.50% Sr Sub Disc Note Ser B
              12-1-2003 (Zero coupon until 12-1-1998) (e)...............    B-              547,762       631,875
  500,000   LaRoche Industries, Inc., 13.00% Sr Sub Note 8-15-2004......    B               523,875       532,500
                                                                                        ------------  ------------
                                                                                          1,071,637     1,164,375
                                                                                        ------------  ------------
            CONSUMER GOODS-0.41%
  500,000   Chattem, Inc., 12.75% Sr Sub Note Ser B 6-15-2004...........    B-              460,625       481,875
                                                                                        ------------  ------------
            CONTAINERS AND PACKAGING-0.37%
  500,000   RXI Holdings, Inc., 14.00% Sr Secured Note 7-15-2002 (g)....    B-              491,114       430,000
                                                                                        ------------  ------------
            COSMETICS AND SUNDRIES-0.44%
  500,000   Revlon Consumer Products, 10.50% Sr Sub Notes 2-15-2003.....    B-              515,812       516,875
                                                                                        ------------  ------------
            FOOD-MISCELLANEOUS-0.79%
  500,000   Enviordyne Industries, Inc., 12.00% First Priority Sr
              Secured Note 6-15-2000....................................    NR*             495,019       490,000
  500,000   Specialty Foods Corp., 11.25% Sr Sub Note 8-15-2003.........    B-              467,375       432,500
                                                                                        ------------  ------------
                                                                                            962,394       922,500
                                                                                        ------------  ------------
            FOREST PRODUCTS-0.89%
  500,000   Rainy River Forest Products, 10.75% 10-15-2001..............    BB+             554,549       550,000
  500,000   Stone Container, 11.50% Sr Notes 11-1-2004..................    B+              506,791       496,875
                                                                                        ------------  ------------
                                                                                          1,061,340     1,046,875
                                                                                        ------------  ------------
            HOTEL AND MOTEL-0.43%
  500,000   Host Marriott Properties, Inc., 9.00% Sr Note 12-15-2007
              (g).......................................................    BB-             500,000       510,000
                                                                                        ------------  ------------
            HOUSING-0.41%
  500,000   MDC Holdings, Inc., 11.125% Note 12-15-2003.................    B               473,750       485,000
                                                                                        ------------  ------------
            LEISURE TIME-AMUSEMENTS-3.27%
  500,000   Bally's Park Place, 9.25% First Mtg 3-15-2004...............    BB              473,397       512,500
  500,000   Boomtown, Inc., 11.50% First Mtg Note 11-1-2003.............    B+              459,375       430,000
  500,000   Capital Gaming International, Inc., 11.50% Secured Note
              2-1-2001 (a)..............................................    Caa*            299,375       190,000
  500,000   Casino Magic Finance Corp., 11.50% First Mtg Note
              10-15-2001................................................    B+              419,790       452,500
  500,000   GNF, 10.625% First Mtg Bond 4-1-2003........................    BB              445,387       473,750
  500,000   Hollywood Casino Corp., 12.75% Sr Secured Note 11-1-2003....    B+              476,288       471,250
  500,000   Kloster Cruise, Inc., 13.00% Sr Secured Note 5-1-2003.......    B               368,839       365,000
  500,000   Lady Luck Gaming Finance Corp., 10.50% First Mtg Note
              3-1-2001..................................................    CCC+            417,500       410,000
  500,000   Trump Plaza Funding, Inc., 10.875% First Mtg Note
              6-15-2001.................................................    B               424,726       531,250
    9,875   Trump Taj Mahal Funding, Inc., 11.35% First Mtg Note
              11-15-1999 (Interest is 9.375% cash and 1.975%
              Payable-in-Kind)..........................................    Caa*              9,875         9,541
                                                                                        ------------  ------------
                                                                                          3,794,552     3,845,791
                                                                                        ------------  ------------
            MACHINERY-1.23%
  500,000   MVE, Inc., 12.50% Sr Secured Note 2-15-2002.................    B+              496,883       502,500
  250,000   Spreckels Industries, Inc., 11.50% Sr Secured Note
              9-1-2000..................................................    B               253,750       252,500
  750,000   Terex Corp., 13.75% Sr Secured Note 5-15-2002 (g)...........    CAA             725,592       693,750
                                                                                        ------------  ------------
                                                                                          1,476,225     1,448,750
                                                                                        ------------  ------------
            METALS-MINING AND MISCELLANEOUS-1.61%
  500,000   Haynes International, Inc., 11.25% Sr Secured Note Ser A
              6-15-1998.................................................    CCC+            475,000       500,000
  500,000   Haynes International, Inc., 13.50% Sr Sub Deb 8-15-1999.....    CCC-            320,000       375,000
  500,000   Renco Metals, Inc., 12.00% Sr Note 7-15-2000................    B+              500,000       540,000

--------------------------------------------------------------------------------

                                                                            Standard
Principal                                                                   & Poor's                     Market
  Amount                                                                     Rating       Cost (b)     Value (c)
----------                                                                ------------  ------------  ------------
$ 500,000   Sheffield Steel Corp., 12.00% First Mtg Note 11-1-2001 (and
              warrants).................................................    B-          $   497,500   $   475,000
                                                                                        ------------  ------------
                                                                                          1,792,500     1,890,000
                                                                                        ------------  ------------
            MORTGAGE BACKED SECURITIES-0.59%
  928,705   Sandia Mtg Corp., 9.14% 1991-A Variable Rate Pass Thru
              Certificate Cl B 8-1-2018 (h).............................    NR*             698,613       696,529
                                                                                        ------------  ------------
            OFFICE EQUIPMENT AND SUPPLIES-0.41%
  500,000   Mail-Well Corp., 10.50% Sr Sub Note 2-15-2004 (f)...........    B               490,625       480,000
                                                                                        ------------  ------------
            RESTAURANTS AND FRANCHISING-0.80%
  500,000   American Restaurant Group, 12.00% Sr Note 09-15-1998........    B-              418,750       417,500
  752,000   Flagstar Corp., 11.25% Sr Sub Deb 11-1-2004.................    CCC+            763,485       522,640
                                                                                        ------------  ------------
                                                                                          1,182,235       940,140
                                                                                        ------------  ------------
            RETAIL-GROCERY-1.84%
  650,000   Farm Fresh, Inc., 12.25% Sr Note 10-1-2000..................    B-              646,250       565,500
  750,000   Grand Union Co., 12.00% Sr Note 9-1-2004....................    B-              726,055       626,250
  500,000   Pantry (The), Inc., 12.00% Sr Note Ser B 11-15-2000.........    B+              500,000       490,000
  500,000   Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb 6-1-1998 (a)....    Ca*             498,687         2,500
  500,000   Ralphs Grocery Co., 11.00% Sr Sub Note 6-15-2005............    B-              500,000       473,750
                                                                                        ------------  ------------
                                                                                          2,870,992     2,158,000
                                                                                        ------------  ------------
            RETAIL-MISCELLANEOUS-0.94%
1,000,000   Color Tile, Inc., 10.75% Sr Note 12-15-2001 (a).............    D               700,000        80,000
  500,000   Petro PSC Properties, L.P., 12.50% Sr Note 6-1-2002.........    B               481,715       480,000
  500,000   Thrifty Payless, Inc., 12.25% Sr Sub Note 4-15-2004.........    B-              519,016       545,000
                                                                                        ------------  ------------
                                                                                          1,700,731     1,105,000
                                                                                        ------------  ------------
            TECHNOLOGY-0.87%
  500,000   Computervision Corp., 11.375% Sr Sub Note 8-15-1999.........    B-              450,000       527,500
  500,000   Genicom Corp., 12.50% Sr Sub Note 2-15-1997.................    NR*             445,000       500,000
                                                                                        ------------  ------------
                                                                                            895,000     1,027,500
                                                                                        ------------  ------------
            TELECOMMUNICATIONS-2.10%
  500,000   A+ Network Inc., 11.875% 11-1-2005..........................    CCC+            496,426       518,750
  500,000   Fonorola, Inc., 12.50% Sr Secured Note 8-15-2002............    B+              500,000       541,250
  500,000   International Cabletel, Inc., 11.50% Sr Deferred Coupon Note
              2-1-2006 (Zero Coupon until 2-1-2001, thereafter 11.50%)
              (e)(g)....................................................    N/A             286,064       291,250
  500,000   Mobile Telecommunications, 13.50% Sr Note 12-15-2002........    BB-             556,820       561,250
  500,000   Paging Network, 10.125% Sr Sub Note 8-1-2007................    B               505,425       552,500
                                                                                        ------------  ------------
                                                                                          2,344,735     2,465,000
                                                                                        ------------  ------------
            TOBACCO-0.53%
  750,000   Liggett Group, Inc., 11.50% Secured Note Ser B 2-1-1999.....    NR*             555,000       622,500
                                                                                        ------------  ------------
            TRANSPORTATION-0.70%
  500,000   Ameritruck Distribution Corp., 12.25% Sr Sub Note 11-15-2005
              (g).......................................................    B3*             493,053       491,250
  344,333   Fruehauf Trailer Corp., 14.75% Sr Secured Note 4-30-2002....    NR              337,446       327,116
                                                                                        ------------  ------------
                                                                                            830,499       818,366
                                                                                        ------------  ------------
            TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE................                 29,374,694    28,560,284
                                                                                        ------------  ------------
            TOTAL ASSET BACKED AND CORPORATE DEBT SECURITIES............                $69,934,081   $72,132,003
                                                                                        ------------  ------------
                                                                                        ------------  ------------

U.S. GOVERNMENT SECURITIES-37.31%

--------------------------------------------------------------------------------
Principal                                                                                  Market
  Amount                                                                    Cost (b)     Value (c)
----------                                                                ------------  ------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION-8.46%
            MORTGAGE BACKED SECURITIES:
$1,590,812  8.00% 2001..................................................  $  1,630,582  $  1,639,531
  601,014   9.00% 2022..................................................       639,141       633,131
2,266,539   9.50% 2016..................................................     2,405,740     2,427,320

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1996

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

Principal                                                                                  Market
  Amount                                                                    Cost (b)     Value (c)
----------                                                                ------------  ------------
$ 909,181   10.50% 2017.................................................  $    967,210  $    997,257
  479,509   11.25% 2010.................................................       518,619       533,004
  379,637   11.50% 2014.................................................       418,067       423,296
  461,381   11.75% 2010.................................................       489,063       516,313
                                                                          ------------  ------------
                                                                             7,068,422     7,169,852
                                                                          ------------  ------------
            REMIC-IO & IO-ETTE:
   36,354   60.00% Trust #1404-E Interest Only Strip I/O-ette 2006
              (i).......................................................       442,186       527,128
                                                                          ------------  ------------
            REMIC-PAC'S:
  851,906   9.00% Trust #136-D 2020.....................................       856,165       879,251
1,326,800   9.50% Trust #1001-F 2003....................................     1,352,506     1,357,474
                                                                          ------------  ------------
                                                                             2,208,671     2,236,725
                                                                          ------------  ------------
            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION................     9,719,279     9,933,705
                                                                          ------------  ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.06%
            MORTGAGE BACKED SECURITIES:
2,697,180   7.50% 2024..................................................     2,691,280     2,767,137
4,231,677   8.00% 2024-2025.............................................     4,285,646     4,386,395
2,208,025   10.50% 2014-2020............................................     2,305,407     2,441,936
1,173,566   11.00% 2011-2018............................................     1,208,677     1,311,093
   46,809   11.25% 2011.................................................        48,594        52,456
  130,163   12.00% 2014.................................................       138,583       147,369
  231,169   12.50% 2015.................................................       261,077       263,316
                                                                          ------------  ------------
                                                                            10,939,264    11,369,702
                                                                          ------------  ------------
            NOTES:
1,600,000   8.50% 2005..................................................     1,664,500     1,740,392
                                                                          ------------  ------------
            REMIC-PAC'S:
1,980,000   7.00% Trust #1992-49H 2020..................................     1,947,516     2,019,261
  214,640   13.50% Trust #1989-98G 2017.................................       224,299       216,399
                                                                          ------------  ------------
                                                                             2,171,815     2,235,660
                                                                          ------------  ------------
            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.................    14,775,579    15,345,754
                                                                          ------------  ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-11.14%
            MORTGAGE BACKED SECURITIES:
4,744,754   7.50% 2022..................................................     4,753,650     4,884,131
1,919,005   9.00% 2021..................................................     1,970,032     2,028,747
2,348,485   9.125% Fleet Mtg Securities, Ser 1989-3 Cl C1 D 2018 (GNMA
              Backed)...................................................     2,402,187     2,400,267
3,550,990   9.50% 2019-2020.............................................     3,716,476     3,767,858
                                                                          ------------  ------------
            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..............    12,842,345    13,081,003
                                                                          ------------  ------------
            U.S. TREASURY SECURITIES-4.65%
            BONDS:
1,700,000   8.125% 2021.................................................     2,071,331     2,140,404
                                                                          ------------  ------------
            NOTES:
3,300,000   9.375% 1996.................................................     3,394,484     3,327,839
                                                                          ------------  ------------
            TOTAL U.S. TREASURY SECURITIES..............................     5,465,815     5,468,243
                                                                          ------------  ------------
            TOTAL U.S. GOVERNMENT SECURITIES............................    42,803,018    43,828,705
                                                                          ------------  ------------
            TOTAL LONG TERM DEBT SECURITIES.............................   112,737,099   115,960,708
                                                                          ------------  ------------
            TOTAL LONG TERM INVESTMENTS.................................  $113,036,606  $116,021,637
                                                                          ------------  ------------
                                                                          ------------  ------------

SHORT-TERM INVESTMENTS-0.42%

--------------------------------------------------------------------------------
Principal                                                                    Market
  Amount                                                                   Value (c)
----------                                                                ------------
            BANKS-0.42%
$ 494,000   First Trust Money Market Variable Rate Time Deposit, Current
              rate -- 5.39%.............................................  $    494,000
                                                                          ------------
            TOTAL INVESTMENTS IN SECURITIES (COST: $113,530,606) (B)....  $116,515,637
                                                                          ------------
                                                                          ------------

 (a) Presently non-income producing. For corporate debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1996, the cost of securities for federal income tax purposes was $113,530,606 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 5,345,537
          Unrealized depreciation...........................   (2,360,506)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,985,031
          ---------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.70% of net assets as of January 31, 1996.
 (e) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accreditied investors" pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid.
 (g) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities. The portfolio entered into the following section 144A security transactions. On February 3, 1995, the portfolio acquired $500,000 par of RXI Holdings, Inc., due 2002 with a cost basis of $491,114. On April 27, 1995 and June 9, 1995, the portfolio acquired $500,000 and $250,000 par of Terex Corp due 2002 with a cost basis of $493,600 and $231,992, respectively. On June 30, 1995, the portfolio acquired 500 par of Hosiery Corp. of America, class A with a cost basis of $8,460. On September 21, 1995, the portfolio acquired $500,000 par of Paxson Communications due 2002 with a cost basis of $494,156. On October 31, 1995, the portfolio acquired 500 par of RXI Holdings (warrants) with a cost basis of $9,675. On November 10, 1995, the portfolio acquired $500,000 par of Ameritruck Distribution Corp., due 2005 with a cost basis of $492,975. On December 15, 1995, the portfolio acquired $500,000 par of Host Marriott Properties, Inc., due 2007 with a cost basis of $500,000. On January 26, 1996, the portfolio acquired $500,000 par of International Cabletel, Inc., due 2006 with a cost basis of $286,064. The value of these securities at January 31, 1996, is $2,947,500 which represents 2.51% of net assets.
 (h) The fund entered into the following restricted security transactions: On March 8, 1993 and October 26, 1993 the portfolio acquired $824,490 and $104,214 par of Sandia Mtg. Corp. due 2018 with a cost basis of $618,368 and $80,245, respectively. The value of these securities at January 31, 1996, is $696,529 which represents .59% of net assets.
 (i) The interest rates disclosed for interest only strips represent effective yields at January 31, 1996, based upon the estimated timing and amount of future cash flows. These investments have been identified by portfolio management as illiquid securities. The aggregate value of these securities at January 31, 1996, is $527,128 which represents .45% of net assets.
  * Moody's Rating
 ** Duff & Phelps Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

(Unaudited)

January 31, 1996

--------------------------------------------------------------------------------
ASSETS
  Investments in securities, as detailed in the accompanying schedules, at market (cost $113,530,606)(Note A).....................................  $ 116,515,637
  Cash on deposit with custodian...........................................            146
  Receivables:
    Investment securities sold.............................................         48,000
    Interest and dividends.................................................      2,282,602
  Prepaid expenses.........................................................         25,194
                                                                             -------------
TOTAL ASSETS...............................................................    118,871,579
                                                                             -------------
LIABILITIES
  Dividends payable ($.067/share)..........................................        845,147
  Payable for investment securities purchased..............................        417,500
  Payable for investment advisory and management fees......................         66,831
  Accounts payable and accrued expenses....................................         56,950
                                                                             -------------
TOTAL LIABILITIES..........................................................      1,386,428
                                                                             -------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share- authorized
    15,000,000 shares; outstanding 12,614,077 shares.......................    135,952,906
  Unrealized appreciation of investments...................................      2,985,031
  Excess of distributions over net investment income.......................        (10,634)
  Accumulated net realized loss from sale of investments...................    (21,442,152)
                                                                             -------------
TOTAL NET ASSETS...........................................................  $ 117,485,151
                                                                             -------------
NET ASSET VALUE PER SHARE..................................................          $9.31
                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1996

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income........................................................  $  5,591,228
                                                                             -------------
  Expenses:
    Investment advisory and management fees (Note B).......................       373,489
    Legal and auditing fees (Note B).......................................        22,623
    Custodian fees.........................................................         8,798
    Shareholders' notices and reports......................................        18,601
    Directors' fees and expenses...........................................         8,961
    Exchange listing fees..................................................        13,222
    Other..................................................................         5,857
                                                                             -------------
  Total expenses...........................................................       451,551
                                                                             -------------
NET INVESTMENT INCOME......................................................     5,139,677
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A):
  Net realized loss from security transactions.............................    (1,928,707 )
  Net change in unrealized appreciation of investments in securities.......     3,645,940
                                                                             -------------
NET GAIN ON INVESTMENTS....................................................     1,717,233
                                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $  6,856,910
                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                    PERIOD ENDED
                                                     JANUARY 31,      FOR THE
                                                        1996        YEAR ENDED
                                                     (UNAUDITED)   JULY 31, 1995
                                                    -------------  -------------
OPERATIONS
  Net investment income...........................  $   5,139,677  $  10,566,247
  Net realized loss from security transactions....     (1,928,707)    (5,233,766)
  Net change in unrealized appreciation of
    investments...................................      3,645,940      3,821,651
                                                    -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS........................................      6,856,910      9,154,132
                                                    -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......................     (5,109,202)   (10,890,625)
  Excess distributions of net realized gains......             --       (116,961)
                                                    -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (5,109,202)   (11,007,586)
                                                    -------------  -------------
CAPITAL STOCK TRANSACTIONS:
  Issuance of 10,288 and 237,790 shares,
    respectively, to shareholders participating in
    the dividend reinvestment plan................         95,306      2,145,549
                                                    -------------  -------------
TOTAL INCREASE IN NET ASSETS......................      1,843,014        292,095
NET ASSETS:
  Beginning of period.............................    115,642,137    115,350,042
                                                    -------------  -------------
  End of period (includes excess of distributions
    over net investment income of $10,634 and
    $41,109, respectively)........................  $ 117,485,151  $ 115,642,137
                                                    -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Long-term debt securities are valued at current market prices on the basis of valuations furnished by independent pricing services; short-term investments with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1996, there were no outstanding purchases on a when-issued basis.

   Consistent with its ability to purchase securities on a when-issued basis, the Fund may enter into transactions to sell its purchase commitments to third parties at the current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated fees. For the six-month period ended January 31, 1996, the Fund had no such fees.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, on securities purchased prior to August 1, 1995, except for original issue discount, the fund does not amortize long-term bond premiums or discounts. For securities purchased on or after August 1, 1995, the Fund amortizes original issue discount and long-term bond premiums and discounts. For the six-month period ended January 31, 1996, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $43,652,469 and $41,759,858, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $19,369,281 at July 31, 1995, which, if not offset by subsequent capital gains will expire as follows:

1996...............................................   1,078,684
1997...............................................   2,087,647
1998...............................................   1,344,644
1999...............................................   5,325,293
2001...............................................     315,226
2002...............................................     258,409
2003...............................................   4,462,090
2004...............................................   4,497,288

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 1996, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1996, was $4,171,157 which represents 3.55% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $12,568 for the six-month period ended January 31, 1996, were paid to a law firm of which the secretary of the fund is a partner.

C. At the annual meeting of shareholders on Dec. 7, 1995 approval was given to amend the Investment Advisory and Services Agreement, which broadened the base for calculating a portion of the management fee from "interest and dividend income "to" investment income."

FORTIS SECURITIES, INC.

(Unaudited)

--------------------------------------------------------------------------------

D.  FINANCIAL HIGHLIGHTS Selected per share historical data was as follows:

                                                                                                    Year Ended July 31,
                                                                                              -------------------------------
                                                                                     1996+      1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................................  $    9.18  $    9.33  $   10.24  $   10.13
                                                                                   ---------  ---------  ---------  ---------
Operations:
  Net investment income..........................................................        .41        .84        .93       1.02
  Net realized and unrealized gain (loss) on investments.........................        .13       (.11)      (.89)      0.12
                                                                                   ---------  ---------  ---------  ---------
Total from operations............................................................        .54        .73        .04       1.14
                                                                                   ---------  ---------  ---------  ---------
Distributions to shareholders:
  From net investment income.....................................................       (.41)      (.87)      (.95)     (1.03)
  Excess distributions of net realized gains.....................................         --       (.01)        --         --
                                                                                   ---------  ---------  ---------  ---------
Total distributions to shareholders..............................................       (.41)      (.88)      (.95)     (1.03)
                                                                                   ---------  ---------  ---------  ---------
Net asset value, end of period...................................................  $    9.31  $    9.18  $    9.33  $   10.24
                                                                                   ---------  ---------  ---------  ---------
Per-share market value, end of period............................................  $    8.75  $    8.75  $   9.625  $   11.50
Total investment return, market value*...........................................       5.50%       .25%     (8.16%)      9.91%
Total investment return, net asset value**.......................................       6.94%      8.46%       .01%     11.06%
Net assets at end of period (000's omitted)......................................  $ 117,485  $ 115,642  $ 115,350  $ 123,541
Ratio of expenses to average monthly net assets..................................       0.77%***      0.78%      0.76%      0.80%
Ratio of net investment income to average monthly net assets.....................       8.79%***      9.33%      9.30%     10.12%
Portfolio turnover rate (excluding short-term securities)........................         36%        75%       125%        86%


                                                                                     1992       1991
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................................  $    9.91  $    9.62
                                                                                   ---------  ---------
Operations:
  Net investment income..........................................................       1.02       1.06
  Net realized and unrealized gain (loss) on investments.........................       0.25       0.30
                                                                                   ---------  ---------
Total from operations............................................................       1.27       1.36
                                                                                   ---------  ---------
Distributions to shareholders:
  From net investment income.....................................................      (1.03)     (1.07)
  Excess distributions of net realized gains.....................................      (0.02)        --
                                                                                   ---------  ---------
Total distributions to shareholders..............................................      (1.05)     (1.07)
                                                                                   ---------  ---------
Net asset value, end of period...................................................  $   10.13  $    9.91
                                                                                   ---------  ---------
Per-share market value, end of period............................................  $   11.50  $   10.88
Total investment return, market value*...........................................      16.51%     35.11%
Total investment return, net asset value**.......................................      12.61%     15.18%
Net assets at end of period (000's omitted)......................................  $ 119,080  $ 113,364
Ratio of expenses to average monthly net assets..................................       0.82%      0.88%
Ratio of net investment income to average monthly net assets.....................      10.10%     11.12%
Portfolio turnover rate (excluding short-term securities)........................         49%        67%

  *        Total investment return, market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
 **        Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
***        Annualized.
  +        For the six-month period ended January 31, 1996.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                                           AND PRESIDENT, FORTIS, INC. MANAGING
                                           DIRECTOR OF FORTIS INTERNATIONAL,
                                           N.V.
              Dr. Robert M. Gavin        PRESIDENT, MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY,
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC. AND FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             PRIOR TO JULY, 1995, VICE PRESIDENT AND
                                           TREASURER, JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR, PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Charles J. Dudley
  VICE PRESIDENT
Thomas D. Gualdoni
  VICE PRESIDENT
Maroun M. Hayek
  VICE PRESIDENT
Howard G. Hudson
  VICE PRESIDENT
Robert C. Lindberg
  VICE PRESIDENT
Larry A. Medin
  VICE PRESIDENT
Kevin J. Michels
  VICE PRESIDENT
Jon H. Nicholson
  VICE PRESIDENT
Fred Obser
  VICE PRESIDENT
Dennis M. Ott
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Nicholas L. M. de Peyster
  VICE PRESIDENT
Stephen M. Poling
  VICE PRESIDENT
Stephen M. Rickert
  VICE PRESIDENT
Richard P. Roche
  VICE PRESIDENT
Anthony J. Rotondi
  VICE PRESIDENT
Rhonda T. Schwartz
  VICE PRESIDENT
Keith R. Thomson
  VICE PRESIDENT
Christopher J. Woods
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY
Tamara L. Fagely
  TREASURER

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank Minnesota N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

 ---------------------------------------------

   MARKET  Fortis Securities, Inc. is listed on
    PRICE  the New York Stock Exchange with the
           Ticker symbol "FOR." The market
           price is carried daily in the
           financial pages of most newspapers
           in the New York Stock Exchange
           Composite Transactions listings
           under the abbreviation FortisSec.

           In addition, each Monday THE WALL STREET
           JOURNAL and other finanical publications
           include a "Closed-End Funds" table which sets
           forth on a per share basis the previous week's
           net asset value, market price and the
           percentage difference between net asset value
           and market price for the fund under the name
           Fortis Securities.                                  13

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) is a premier provider of insurance and investment portfolios whose fund manager, Fortis Advisers, Inc., has established a nationwide reputation for money management. Through Fortis Investors, Inc., FFG offers mutual funds, annuities and variable universal life insurance. Traditional life insurance products are issued and underwritten by Time Insurance Company and Fortis Benefits Insurance Company.

FFG is part of Fortis, Inc., a financial services company which owns or manages approximately $10 billion in assets. Fortis, Inc., is an affiliate of Fortis, a worldwide, diversified financial services group jointly owned by Fortis AMEV of the Netherlands and Fortis AG of Belgium with worldwide assets in excess of $125 billion.

Like the Fortis name, which comes from the Latin for steadfast, our focus is on the long-term in all we do: the relationships we build, the performance we seek, the service we provide and the products we offer.

[LOGO]                                ---------------------------------------
FORTIS FINANCIAL GROUP                              Bulk Rate
P.O. Box 64284                                      US Postage
St. Paul, MN 55164                                     PAID
                                                 Permit No. 3794
                                                 Minneapolis, MN
                                       ---------------------------------------


FORTIS
SECURITIES, INC.




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